Supplemental Information Regarding the Consolidated Statements of Operations (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Supplemental Information Regarding Consolidated Statements Of Operations
Summary of Supplemental Information Regarding the Consolidated Statements of Operations

a) Government assistance

Year ended December 31	2020	2019	2018
Government grants recognized in cost of sales and other production expenses:
Salary subsidy	$682	$—	$—
Rent subsidy	49	—	—
	$731	$—	$—
Government grants recognized in research and development expenses:
Salary subsidy	$5,093	$—	$—
Rent subsidy	485	—	—
Research and development tax credits	1,758	572	3,175
	$7,336	$572	$3,175
Government grants recognized in administration, selling and marketing expenses:
Salary subsidy	$1,457	$—	$—
Rent subsidy	63	—	—
	$1,520	$—	$—

b) Finance costs

Year ended December 31	2020	2019	2018
Interest accretion on long-term debt	$2,209	$7,874	$18,856
Amortization of fees for credit facility	—	10	2,625
Financing fees on warrant liability	709	—	—
Other interest expense, transaction and bank fees	485	594	886
Interest expense on lease liabilities	6,030	7,068	—
Interest income	(451)	(753)	(307)
	$8,982	$14,793	$22,060

c) Employee compensation expense

Year ended December 31	2020	2019	2018
Wages and salaries	$32,410	$48,846	$46,775
Employer's benefits	5,443	8,263	8,377
Share-based payments expense	6,234	22,030	6,722
	$44,087	$79,139	$61,874